Investments in unconsolidated entities	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Investments in unconsolidated entities
Investments in unconsolidated entities

Note 15. Investments in unconsolidated entities

Sirius Group’s investments in unconsolidated entities are included within Other long-term investments and consist of investments in common equity securities or similar instruments, which give Sirius Group the ability to exert significant influence over the investee’s operating and financial policies (“equity method eligible unconsolidated entities”). Such investments may be accounted for under either the equity method or, alternatively, Sirius Group may elect to account for them under the fair value option.

The following table presents the components of Other long-term investments as of September 30, 2018 and December 31, 2017:

(Millions)	September 30, 2018	December 31, 2017
Equity method eligible unconsolidated entities, at fair value	$172.7	$121.2
Other unconsolidated investments, at fair value(1)	176.3	148.3
Total Other long-term investments(2)	$349.0	$269.5

 (1)Includes Other long-term investments that are not equity method eligible.

(2)There were no investments accounted for using the equity method as of September 30, 2018 and December 31, 2017.

Equity method eligible unconsolidated entities, at fair value

Sirius Group has elected the fair value option to account for its equity method eligible investments accounted for as part of Other long-term investments for consistency of presentation with the rest of its investment portfolio. The following table presents Sirius Group’s investments in equity method eligible unconsolidated entities as of September 30, 2018 and December 31, 2017 with ownership interest greater than 20%:

	Ownership interest at
	September 30,	December 31,
Investee	2018	2017	Instrument Held
BE Reinsurance Limited	25.0%	25.0%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	73.0%	Units
Camden Partners Strategic Fund V (Cayman), LP	37.0%	36.5%	Units
NEC Cypress Buyer LLC	23.5%	23.5%	Units
New Energy Capital Infrastructure Credit Fund LP	23.3%	23.3%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	56.2%	56.2%	Units
Scion G7, LP(1)	29.8%	N/A	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP	49.5%	49.5%	Units

(1)Sirius Group did not have an investment in Scion G7, LP at December 31, 2017.

Note 20. Investments in unconsolidated entities

Sirius Group’s investments in unconsolidated entities are included within Other long-term investments and consist of investments in common equity securities or similar instruments, which give Sirius Group the ability to exert significant influence over the investee’s operating and financial policies (“equity method eligible unconsolidated entities”). Such investments may be accounted for under either the equity method or, alternatively, Sirius Group may elect to account for them under the fair value option.

The following table presents the components of Other long-term investments as of December 31, 2017 and 2016:

	2017	2016
	(Millions)
Equity method eligible unconsolidated entities, at fair value	$121.2	$77.1
Other unconsolidated investments, at fair value(1)	148.3	47.7
Total Other long-term investments(2)	$269.5	$124.8
(1)	Includes Other long-term investments that are not equity method eligible.
(2)	There were no investments accounted for using the equity method as of December 31, 2017 and 2016.

Equity method eligible unconsolidated entities, at fair value

Sirius Group has elected the Fair Value Option to account for its equity method eligible investments accounted for as part of Other long-term investments for consistency of presentation with rest of its investment portfolio. The following table presents Sirius Group’s investments in equity method eligible unconsolidated entities as of December 31, 2017 and 2016 with ownership interest greater than 20%:

	Ownership
	interest at
	December 31,
Investee	2017	2016	Instrument Held
BE Reinsurance Limited	25.0%	25.0%	Common shares
BioVentures Investors (Offshore) IV LP	73.0%	71.4%	Units
Camden Partners Strategic Fund V (Cayman), LP	36.5%	37.2%	Units
NEC Cypress Buyer LLC(1)	23.5%	N/A	Units
New Energy Capital Infrastructure Credit Fund LP	23.3%	35.2%	Units
New Energy Capital Infrastructure Offshore Credit Fund LP	56.2%	71.4%	Units
Tuckerman Capital V LP	48.3%	48.3%	Units
Tuckerman Capital V Co-Investment I LP(2)	49.5%	N/A	Units
(1)	Sirius Group did not hold an investment in NEC Cypress Buyer LLC in 2016
(2)	Sirius Group did not hold an investment in Tuckerman Capital V Co-Investment I L.P. in 2016.

The following tables present aggregated summarized financial information for Sirius Group’s investments in equity method eligible unconsolidated entities:

	December 31,
	2017	2016
	(Millions)
Balance sheet data:
Total assets	$336.7	$206.6
Total liabilities	$31.2	$16.5

	For the years ended
	December 31,
	2017	2016	2015
	(Millions)
Income statement data:
Revenues	$38.1	$21.6	$2.7
Expenses	$(12.2)	$(14.1)	$(5.5)

Equity method eligible affiliates, accounted for using the equity method

Symetra

Sirius Group accounted for its investment in Symetra common shares under the equity method until November 5, 2015, when Sirius Group’s former parent White Mountains, relinquished its representation on Symetra’s board of directors, and it no longer had the ability to exert significant influence. On November 5, 2015, Sirius Group began accounting for its investment in Symetra at fair value. During the fourth quarter of 2015, Sirius Group recognized $218.5 million ($200.8 million after-tax) of unrealized investment gains through net income, representing the difference between the carrying value of Symetra common shares under the equity method at November 5, 2015 and fair value at December 31, 2015. On February 1, 2016 Sirius sold its investment in Symetra. (See Note 3.)

The following table presents financial information for Symetra as of September 30, 2015:

September 30,
2015
(Millions)
Symetra balance sheet data:
Total investments	$32,409.2
Separate account assets	885.9
Total assets	34,962.8
Policyholder liabilities	29,492.0
Long-term debt	697.5
Separate account liabilities	885.9
Total liabilities	31,836.7
Common shareholders’ equity	3,126.1

The following table presents financial information for Symetra for the nine months ended September 30, 2015:

Nine months
ended
September 30,
2015
(Millions)
Symetra income statement data:
Net premiums earned	$539.3
Net investment income	994.3
Total revenues	1,605.9
Policy benefits	1,143.7
Total expenses	1,543.6
Net income	89.6
Comprehensive net loss	(234.1)

OneBeacon

On April 18, 2016, Sirius Group sold its investment in OneBeacon at fair value to its former parent for proceeds of $178.3 million in connection with the sale of Sirius Group to CMIG International and recorded $22.1 million of additional paid-in surplus for the excess of fair value over the equity method carrying value of OneBeacon. (See Note 3.)

The following table summarizes amounts recorded by Sirius Group under the equity method relating to its investment in OneBeacon for the period January 1, 2016 until April 18, 2016:

Total
(Millions)
Equity method carrying value of investment in OneBeacon as of December 31, 2015	$151.9
Equity in earnings of OneBeacon	6.6
Dividends received	(3.0)
Other, net	0.7
Proceeds received for the sale of OneBeacon	(178.3)
Excess of fair value received over equity method carrying value of OneBeacon	22.1
Equity method carrying value of investment in OneBeacon as of April 18, 2016	$—

The following table presents financial information for OneBeacon as of March 31, 2016:

March 31,
2016
(Millions)
OneBeacon balance sheet data:
Total investments	$2,562.1
Total assets	3,529.0
Unpaid loss and loss adjustment expense reserves	1,343.8
Long-term debt	272.9
Total liabilities	2,509.2
Total non-controlling interests	3.2
Common shareholders’ equity	1,016.6

The following table presents financial information for OneBeacon for the three months ended March 31, 2016 and year ended December 31, 2015:

	Three months	For the year
	ended	ended
	March 31, 2016	December 31, 2015
	(Millions)
OneBeacon income statement data:
Net premiums earned	$278.6	$1,176.2
Net investment income	14.4	45.9
Total revenues	310.5	1,186.4
Loss and loss adjustment expenses	158.8	700.7
Total expenses	272.3	1,161.1
Net income	46.4	36.8